Roundhill Ether Covered Call Strategy ETF
Schedule of Investments
March 31, 2026 (Unaudited)

PURCHASED OPTIONS - 6.5% (a)	Notional Amount	Contracts	Value
Call Options - 6.5% (b)(c)
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $15.00	$19,787,500	12,500	$1,875,000
Proshares Ether ETF, Expiration: 04/16/2026; Exercise Price: $26.31	49,931,464	19,234	2,622,364
TOTAL PURCHASED OPTIONS (Cost $7,402,631)			4,497,364

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 93.7%		Par	Value
3.64%, 05/19/2026 (d)		65,000,000	64,686,050
TOTAL U.S. TREASURY BILLS (Cost $64,686,050)			64,686,050

MONEY MARKET FUNDS - 4.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58% (e)		3,412,224	3,412,224
TOTAL MONEY MARKET FUNDS (Cost $3,412,224)			3,412,224

TOTAL INVESTMENTS - 105.1% (Cost $75,500,905)			72,595,638
Liabilities in Excess of Other Assets - (5.1)%			(3,551,054)
TOTAL NET ASSETS - 100.0%			$69,044,584

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	Exchange-traded.
(d)	The rate shown is the annualized yield as of March 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Roundhill Ether Covered Call Strategy ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (7.3)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
iShares Ethereum Trust ETF, Expiration: 04/02/2026; Exercise Price: $16.02	$(19,787,500)	(12,500)	$(314,000)
Proshares Ether ETF, Expiration: 04/02/2026; Exercise Price: $26.21	(49,931,464)	(19,234)	(871,493)
Total Call Options			(1,185,493)

Put Options - (5.6)%
iShares Ethereum Trust ETF, Expiration: 04/17/2026; Exercise Price: $15.00	(19,787,500)	(12,500)	(725,000)
Proshares Ether ETF, Expiration: 04/16/2026; Exercise Price: $26.31	(49,931,464)	(19,234)	(3,133,026)
Total Put Options			(3,858,026)
TOTAL WRITTEN OPTIONS (Premiums received $6,720,999)			$(5,043,519)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Roundhill Ether Covered Call Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$4,497,364	$–	$4,497,364
U.S. Treasury Bills	–	64,686,050	–	64,686,050
Money Market Funds	3,412,224	–	–	3,412,224
Total Investments	$3,412,224	$69,183,414	$–	$72,595,638

Liabilities:
Investments:
Written Options	$–	$(5,043,519)	$–	$(5,043,519)
Total Investments	$–	$(5,043,519)	$–	$(5,043,519)

Refer to the Schedule of Investments for further disaggregation of investment categories.